ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 104,699	$ 91,974
Wages payable	27,247	21,583
Accrued liabilities	47,462	33,390
Goldex mine government grant	1,452	1,485
Other liabilities	22,687	11,943
Accounts payable and accrued liabilities	$ 203,547	$ 160,375